Investment In Equity Affiliate - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2010	Oct. 31, 2011 Zbang It Ltd	Oct. 26, 2010 Zbang It Ltd	Dec. 31, 2011 Zbang It Ltd	Dec. 31, 2012 Zbang It Ltd	Dec. 31, 2012 Zbang It Ltd Unsecured Debt	May 18, 2012 Zbang It Ltd Unsecured Debt	Feb. 26, 2012 Zbang It Ltd Unsecured Debt	Aug. 31, 2011 Zbang It Ltd Unsecured Debt
Investments in and Advances to Affiliates [Line Items]
Percentage of acquired interest in Zbang It Ltd.			34.35%
Payment for acquisition made in cash	$ 800		$ 800
Finite-Lived Intangible Asset, Useful Life		4 years
Option to purchase ownership interest percentage				65.65%
Option exercise date description				The period to exercise this option began on April 1, 2011
Option expiration date				Mar. 31, 2013
Loan facility available							1,180	680	500
Notes receivable						1,125
Notes receivable, annual interest rate									5.00%
Loan including accrued interest						$ 1,177
Estimated Purchase price Per Share					$ 1